Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Dates
31-Mar-2023
Actual/360 Days
33
30/360 Days
30
17-Apr-2023
15-Apr-2023
Collection Period No.
19
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Mar-2023
13-Apr-2023
14-Apr-2023
17-Apr-2023
15-Mar-2023
15-Mar-2023
Summary
Beginning
Balance
0.00
20,473,898.69
560,000,000.00
130,000,000.00
Principal
Payment
0.00
20,473,898.69
15,181,394.13
0.00
Ending
Balance
0.00
0.00
544,818,605.87
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
36.560533
27.109632
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.972890
1.000000
710,473,898.69
674,818,605.87
35,655,292.82
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
751,050,872.74
14,432,725.57
765,483,598.31
40,576,974.05
715,395,579.92
13,666,856.53
729,062,436.45
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest Payment
0.00
3,582.93
214,666.67
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.006398
0.383333
0.608333
Interest & Principal
Payment
0.00
20,477,481.62
15,396,060.80
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
36.566931
27.492966
0.608333
$35,952,625.75
T
otal
$297,332.93

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
38,457,261.72
0.00
38,457,261.72
35,561,923.10
2,251,741.16
240,349.97
280,218.76
0.00
0.00
123,028.73
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
637,903.00
0.00
0.00
297,332.93
0.00
0.00
35,655,292.82
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
38,457,261.72
1,866,732.97
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
637,903.00
0.00
0.00
0.00
637,903.00
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
297,332.93
0.00
3,582.93
214,666.67
79,083.33
0.00
0.00
0.00
0.00
0.00
297,332.93
0.00
3,582.93
214,666.67
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
297,332.93
297,332.93
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
35,655,292.82
0.00
0.00
0.00
35,655,292.82
Aggregate Principal Distributabl
e
Amount
35,655,292.82
35,655,292.82
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,110.49
109,918.24
123,028.73
4,057,697.40
0.00
13,110.49
13,110.49
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Pool Statistics
Pool Data
3.65%
38.01
29.59
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
765,483,598.31
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
729,062,436.45
30,705
31,332
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
23,822,301.10
11,739,622.00
0.00
859,238.76
Pool Factor
43.98%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.42%
0.37%
0.15%
0.06%
100.00%
724,843,605.11
2,690,712.70
1,063,277.12
464,841.52
729,062,436.45
30,591
73
29
12
30,705
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.210%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
14,689.70
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.598%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,728,984.68
346,060.85
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
31
390
Losses
(1)
Amount
859,238.76
238,162.80
275,015.11
Number of Receivables
Number of Receivables
Amount
13,656,658.15
4,866,571.78
3,061,101.69
Current
Cumulative
0.346%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.556%
Prior Collection Period
0.663 % Second Prior
Collection
Period
1.012
%
Third
Prior
Collection
Period
0.163%